Regulatory Capital (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common stock shares sold in rights offering	760,713
Common stock shares sold, price per share	$ 8.30
Gross proceeds from issuance of common stock	$ 6,300,000
Proceeds from rights offering, net	6,143,000
Amount collected from oversubscribed offering	$ 16,000,000
Leverage Ratio	3.00%
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%		4.00%
Total capital ratio	8.00%		8.00%
Tier 1 capital to risk-weighted assets ratio	11.57%		10.74%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%		4.00%
Total capital ratio	8.00%		8.00%
Tier 1 capital to risk-weighted assets ratio	10.37%		9.33%
Scenario, Forecast [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage Ratio		6.00%
Tier 1 capital to risk-weighted assets ratio		4.50%
Capital Conservation Buffer		2.50%
Scenario Forecast, Year One [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	0.625%
Scenario Forecast, Year Two [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.25%
Scenario Forecast, Year Three [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.875%
Scenario Forecast, Final [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%
Total capital ratio	8.00%
Capital Conservation Buffer	2.50%
Minimum [Member] | Scenario, Forecast [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Ratio		4.00%
Total capital ratio		8.00%